Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements [Abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
	2025	2024
Within one year	$24.5	$16.7
After one year but not more than five years	52.3	7.7
More than five years	2.1	2.9
	$78.9	$27.3